Supplementary information on oil and gas activities (unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisition of properties
Exploration	$ (736)	$ (561)	$ (646)
Argentina [Member]
Acquisition of properties
Proved	(68,743)
Unproved	0	(69,693)
Total acquisition of properties	(68,743)	(69,693)
Exploration			0
Development	(426,991)	(280,686)	(186,030)
Total costs incurred	(495,734)	(350,379)	(186,030)
Mexico [Member]
Acquisition of properties
Unproved			0
Total acquisition of properties			0
Exploration	(624)	(561)	(646)
Development	(4,368)	(13,475)	(2,031)
Total costs incurred	$ (4,992)	$ (14,036)	$ (2,677)